UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:

Joseph A. Zock, New York, New York, August 1, 2000

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





























Capital Management Associates
FORM 13F
June 30, 2000

                                                                                    Voting Authority
                         Title
                         of              Value   Shares/ Sh/Put/InvstmOther
Name of Issuer           class  CUSIP    (x$1000 Prn Amt PrnCallDscretManager     Sole    SharedNone
ALBERTSON'S INC           COM   013104104 19,865  597,450SH     Sole                597,450
AMERICAN GREETINGS COR    COM   026375105 21,216 1,116,65SH     Sole              1,116,650
ANTEC CORP.               COM   03664P105 16,787  403,900SH     Sole                403,900
APACHE CORP.              COM   037411105 21,672  368,500SH     Sole                368,500
BARD (C.R.) INC.          COM   067383109 23,355  485,300SH     Sole                485,300
BOWATER INC.              COM   102183100 16,108  365,050SH     Sole                365,050
BRINKER INTERNATIONAL     COM   109641100 20,760  709,750SH     Sole                709,750
CHIRON CORP.              COM   170040109  8,512  179,200SH     Sole                179,200
COMPASS BANCSHARES INC    COM   20449h109  6,851  401,500SH     Sole                401,500
CONSTELLATION ENERGY GROU COM   210371100 18,681  573,700SH     Sole                573,700
COOPER CAMERON CORP       COM   216640102 12,764  193,400SH     Sole                193,400
DEERE & CO                COM   244199105 16,578  448,050SH     Sole                448,050
ENSCO INTERNATIONAL INC   COM   26874Q100 14,432  403,000SH     Sole                403,000
FLOWERS INDS INC          COM   343496105 29,431 1,476,00SH     Sole               1,476,000
GENZYME CORP              COM   372917104 10,271  172,800SH     Sole                172,800
HANNA M A CO              COM   410522106 14,193 1,576,98SH     Sole               1,576,980
HARCOURT GENERAL INC.     COM   41163g101 23,683  435,550SH     Sole                435,550
HELIX TECHNOLOGY CORP     COM   423319102 19,640  503,600SH     Sole                503,600
INFINITY BROADCASTING COR COM   45662s102 19,565  536,937SH     Sole                536,937
IVAX CORP                 COM   465823102 21,646  521,600SH     Sole                521,600
LSI LOGIC CORP            COM   502161102 17,915  331,000SH     Sole                331,000
MCCORMICK & CO-NON VTG SH COM   579780206 22,376  688,500SH     Sole                688,500
NABORS INDUSTRIES INC.    COM   629568106 14,368  345,700SH     Sole                345,700
NATIONAL SEMICONDUCTOR CO COM   637640103 21,449  377,950SH     Sole                377,950
OUTBACK STEAKHOUSE INC.   COM   689899102 20,364  696,200SH     Sole                696,200
PG & E CORP               COM   69331c108 19,941  809,800SH     Sole                809,800
SEMPRA ENERGY             COM   816851109 16,083  946,038SH     Sole                946,038
SILICON STORAGE TECHNOLOG COM   827057100 23,487  265,950SH     Sole                265,950
SOUTHWEST AIRLINES        COM   844741108 19,56 11,032,92SH     Sole               1,032,925
SUMMIT BANCORP            COM   866005101 18,195  738,900SH     Sole                738,900
TEXAS INDUSTRIES INC.     COM   882491103 15,412  533,750SH     Sole                533,750
TXU CORPORATION           COM   882848104 17,277  585,650SH     Sole                585,650
UNOCAL CORP               COM   915289102 18,368  554,500SH     Sole                554,500
WEATHERFORD INTERNATIONAL COM   947074100  2,065   51,860SH     Sole                 51,860
WEYERHAEUSER CO.          COM   962166104 15,099  351,150SH     Sole                351,150
WILLIAMS COS INC.         COM   969457100 19,176  460,000SH     Sole                460,000
WORLD ACCESS INC.         COM   98141a101 16,417 1,484,00SH     Sole               1,484,000
ZIONS BANCORPORATION      COM   989701107 21,403  466,400SH     Sole                466,400